Average Annual Total Returns - PGIM Jennison Rising Dividend Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	S&P 500 Index SinceInception
Total	7.44%	10.82%		9.25%	Mar. 05, 2014	11.91%	11.27%		9.37%	Mar. 05, 2014	14.01%	12.38%		10.45%	Mar. 05, 2014	12.70%	11.22%		9.51%	Mar. 05, 2014	9.13%	9.67%		8.23%	Mar. 05, 2014	14.02%			12.56%	Sep. 27, 2017	18.40%	15.21%		13.08%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.